Vessel Sales and Asset Impairments - Additional Information (Detail)	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) Vessel	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Long Lived Assets Held-for-sale [Line Items]
Total vessels and equipment		$ 9,132,948,000		$ 9,132,948,000		$ 9,366,593,000
Loss (gain) on write-down				$ 12,500,000
Long lived assets held-for-sale, number of vessels | Vessel		1		1
Proceeds from sale of vessels				$ 149,582,000	$ 8,918,000
Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Charter contract period	3 years
Charter contract extension, period	1 year
Teekay Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Loss (gain) on write-down				$ 6,400,000
Long lived assets held-for-sale, number of vessels | Vessel		1		1
Units for Maintenance and Safety [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels | Vessel		2
Gain (loss) on sale of assets and asset impairment charges		$ (43,700,000)		$ (43,700,000)
Conventional Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Loss (gain) on write-down		$ 12,500,000
Long lived assets held-for-sale, number of vessels | Vessel		1		1
Conventional Tankers [Member] | Teekay Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Loss (gain) on write-down		$ 6,400,000
Long lived assets held-for-sale, number of vessels | Vessel		1		1
Conventional Tankers [Member] | Teekay LNG [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on disposition of property plant equipment			$ (27,400,000)
Impaired Asset [Member] | Units for Maintenance and Safety [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels | Vessel		2		2
Total vessels and equipment		$ 0		$ 0
1992-built shuttle tanker [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of vessels				5,000,000
1992-built shuttle tanker [Member] | Shuttle Tanker, FSO and Offshore Support Segment [Member] | 1992-built shuttle tanker [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets and asset impairment charges				(1,700,000)
2004-Built Conventional Tanker [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of vessels	$ 26,700,000
2003-Built Conventional Tanker [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of vessels	$ 23,700,000
One Vessel [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels | Vessel		1
Charter contract period		2 years
1999-built shuttle tanker [Member] | Shuttle Tanker, FSO and Offshore Support Segment [Member] | 1999-built shuttle tanker [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets and asset impairment charges				(13,800,000)
1997-built shuttle tanker [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets and asset impairment charges				1,600,000
Proceeds from sale of vessels				$ 8,600,000
Cost Approach Valuation Technique [Member] | 1999-built shuttle tanker [Member] | Impaired Asset [Member] | Shuttle Tankers [Member] | Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels | Vessel				1